Fair Value Information	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Fair Value Information
FAIR VALUE INFORMATION

Note 8.Fair Value Information

All financial instruments are carried at amounts that approximate estimated fair value. The fair value is the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. Assets measured at fair value are categorized based upon the lowest level of significant input to the valuations.

Level 1 – quoted prices in active markets for identical assets and liabilities.

Level 2 – quoted prices for identical assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – unobservable inputs in which there is little or no market data available, which require the reporting entity to develop its own assumptions.

The carrying amounts of cash and cash equivalents, accounts receivable-trade and accounts payable represent their respective fair values due to their short-term nature. There was no debt outstanding under the ABL Facility as of April 30, 2020. The fair value of the Company’s Notes, based on market prices for publicly-traded debt (which the Company classifies as Level 2 inputs), was $92.8 and $202.5 as of April 30, 2020 and January 31, 2020, respectively.

Goodwill and long-lived assets, including certain property and equipment and purchased intangibles subject to amortization, were impaired and written down to their estimated fair values during the first quarter of Fiscal 2020. The goodwill Level 3 fair value was determined using the average of the guideline public company analysis and the discounted cash flow analysis, both of which were unobservable. The long-lived asset Level 3 fair value was determined using the discounted cash flow analysis using the market and income approaches, both of which were unobservable.

The following table summarizes impairments of goodwill and long-lived assets and the related post-impairment fair values of the corresponding assets for the three months ended April 30, 2020:

	Three Months Ended
	April 30, 2020
	Impairment	Fair Value
Property and equipment, net	$141.2	$52.8
Goodwill	28.3	—
Intangible assets	39.2	—
	$208.7	$52.8

Fair value is measured as of the impairment date. See Note 5 for a discussion of the goodwill and long-lived asset impairment charge recorded during the three months ended April 30, 2020.

12. FAIR VALUE INFORMATION

All financial instruments are carried at amounts that approximate estimated fair value. The fair value is the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. Assets measured at fair value are categorized based upon the lowest level of significant input to the valuations.

Level 1—quoted prices in active markets for identical assets and liabilities.

Level 2—quoted prices for identical assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3—unobservable inputs in which there is little or no market data available, which require the reporting entity to develop its own assumptions.

The carrying amounts of cash and cash equivalents, accounts receivable-trade and accounts payable represent their respective fair values due to their short-term nature. There was no debt outstanding under the ABL Facility as of January 31, 2020 and 2019. The fair value of the Company’s Notes, based on market prices for publicly-traded debt (which the Company classifies as Level 2 inputs), was $202.5 and $254.1 as of January 31, 2020 and 2019, respectively.

Goodwill was impaired by $47.0 and written down to its estimated fair value of $28.3 during the year ended January 31, 2020. The goodwill level 3 fair value was determined using the average of the guideline public company analysis and the discounted cash flow analysis, utilizing estimates of future cash flow, discount rate and long-term growth rate, all of which were unobservable. Fair value is measured as of the impairment date using level 3 inputs. See Note 4. “Goodwill and Intangible Assets, Net” for a discussion of the goodwill impairment charge recorded during the year ended January 31, 2020.